Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
US Federal tax rate		35.00%
Exceptional tax gain recognized in profit or loss due to US tax reform		$ 1,800
Tax losses carried forward and deductible temporary differences on which no deferred tax asset		4,449	$ 4,499	$ 2,766
Tax losses		2,007
Tax losses carried forward and deductible temporary differences		2,101
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
US Federal tax rate	21.00%
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax losses carried forward and deductible temporary differences		$ 67
Tax losses and deductible temporary differences expiration period		Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax losses carried forward and deductible temporary differences		$ 88
Tax losses and deductible temporary differences expiration period		Year 2
Expiration period 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax losses carried forward and deductible temporary differences		$ 116
Tax losses and deductible temporary differences expiration period		Year 3
Subsidiaries [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability not yet recognized amount		$ 111	$ 121	$ 235